Note 12 - Sale of Subsidiary (Details Textual)	12 Months Ended
	Jan. 31, 2018 CAD ($)	Jan. 31, 2017 CAD ($)	Jan. 31, 2017 USD ($)	Jan. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Net foreign exchange gain		$ 15,916		$ 133,041
Portion of gains (losses) recognised when control of subsidiary is lost, attributable to recognising investment retained in former subsidiary		$ 261,360
Dorato Peru S.A.C. [member]
Statement Line Items [Line Items]
Subsidiary interest sold		100.00%	100.00%
Proceeds from changes in ownership interests in subsidiaries that do not result in loss of control		$ 38,668	$ 30,000
Gains (losses) recognised when control of subsidiary is lost		277,276
Net foreign exchange gain		15,916
Portion of gains (losses) recognised when control of subsidiary is lost, attributable to recognising investment retained in former subsidiary		261,360
Increase (decrease) through obtaining or losing control of subsidiaries or other businesses, liabilities arising from financing activities		(222,692)
Tax expense relating to profit (loss) from ordinary activities of discontinued operations	$ 0	0		$ 0
Dorato Peru S.A.C. [member] | PERU
Statement Line Items [Line Items]
Total income taxes paid (refund)		$ 11,570